Employee benefits and KMP disclosures, Share Based Payments (Details)	12 Months Ended
Jun. 30, 2025 ShareSchemes
Share based payment arrangement [Abstract]
Number of share schemes	2
Options vesting period	12 months
Options expiration period	60 months
Vesting percentage of performance units	200.00%
Share Options [Member]
Share based payment arrangement [Abstract]
Number of trading days	10 days
Vested performance period for allocating shares or procure payment	30 days
Performance Rights- Time Based [Member]
Share based payment arrangement [Abstract]
Number of trading days	10 days
Retention on Employment [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	3 years
Retention on Employment [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	12 months
Retention on Employment [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	24 months
Retention on Employment [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	36 months
Deferred STI [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	12 months
LTI Grants Time Based [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	36 months
LTI Grants Performance Based [Member]
Share based payment arrangement [Abstract]
Performance rights vesting period	36 months
Share Options 2010 [Member]
Share based payment arrangement [Abstract]
Options expiration period if not exercised after a participant resigns	90 days
Number of business days for calculating weighted average price	5 days
Tranche 2 [Member]
Share based payment arrangement [Abstract]
Options expiration date	Nov. 14, 2024